Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less deferred finance costs, net	$ (4,834)	$ (1,913)
Total long term debt	200,166	124,087
Less unamortized discount	(2,035)	0
Less current portion, net of deferred finance cost	(636)	(10,022)
Total Long Term Debt, net of current portion and net of deferred finance costs	197,495	114,065
Term Loan B
Debt Instrument [Line Items]
Loans payable	205,000	0
Credit facility
Debt Instrument [Line Items]
Loans payable	$ 0	$ 126,000